Marketable Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Marketable Securities [Abstract]
Interest receivable	$ 16,352	$ 15,324
Other-than-temporary impairment, total amount related to auction rate securities loss	16,500		3,134
Net gain (impairment net of gains) on sale of marketable securities previously impaired	(2,017)	785	1,277
Net gain on sale of marketable securities previously impaired			$ 1,857